OTHER ASSETS - THIRD PARTIES (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other Assets [Line Items]
Other assets	¥ 884,292,440	$ 132,910,352	¥ 617,779,748
Prepayment for warranty insurance premium [Member]
Other Assets [Line Items]
Other assets	115,014,932		103,714,696
Prepayments for purchase of property, plant and equipment [Member]
Other Assets [Line Items]
Other assets	393,097,204		491,201,438
Deferred charges [Member]
Other Assets [Line Items]
Other assets	22,863,614		22,863,614
Deferred losses related to sales leaseback transactions [Member]
Other Assets [Line Items]
Other assets	259,585,756		0
Deposit for rent and others [Member]
Other Assets [Line Items]
Other assets	67,775,934		0
Prepayment for land use rights [Member]
Other Assets [Line Items]
Other assets	¥ 25,955,000		¥ 0